Reporting Segments - Schedule of Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Net interest income	$ 887,663	$ 782,982	$ 639,175
Net fee and commission income	186,129	177,571	150,796
Net income from financial operations	172,755	8,268	112,952
Net foreign exchange gain (loss)	(17,965)	46,165	(48,848)
Other operating income	26,656	41,532	19,447
Provision for loan losses	(279,798)	(315,417)	(245,990)
NET OPERATING PROFIT	975,440	741,101	627,532
Depreciation and amortization	(86,817)	(81,845)	(63,692)
Other Operating expenses	(654,710)	(649,302)	(552,935)
OPERATING INCOME (LOSS)	233,913	9,954	10,905
Income taxes	(67,059)	52,871	3,568
Income from discontinued operations			(504)
CONSOLIDATED INCOME FOR THE YEAR	166,854	62,825	13,969
Chile [member]
Disclosure of geographical areas [line items]
Net interest income	614,685	537,540	459,705
Net fee and commission income	149,673	135,624	112,147
Net income from financial operations	128,264	(49,615)	38,642
Net foreign exchange gain (loss)	5,726	34,661	(26,744)
Other operating income	14,337	33,398	9,058
Provision for loan losses	(127,804)	(169,233)	(146,812)
NET OPERATING PROFIT	761,771	522,375	445,996
Depreciation and amortization	(53,544)	(51,213)	(40,610)
Other Operating expenses	(442,943)	(424,733)	(397,060)
OPERATING INCOME (LOSS)	265,284	46,429	8,326
Income taxes	(85,269)	31,188	(84)
Income from discontinued operations			(504)
CONSOLIDATED INCOME FOR THE YEAR	180,015	77,617	7,738
Colombia [member]
Disclosure of geographical areas [line items]
Net interest income	272,978	245,442	179,470
Net fee and commission income	36,456	41,947	38,649
Net income from financial operations	44,491	57,883	74,310
Net foreign exchange gain (loss)	(23,691)	11,504	(22,104)
Other operating income	12,319	8,134	10,389
Provision for loan losses	(151,994)	(146,184)	(99,178)
NET OPERATING PROFIT	213,669	218,726	181,536
Depreciation and amortization	(33,273)	(30,632)	(23,082)
Other Operating expenses	(211,767)	(224,569)	(155,875)
OPERATING INCOME (LOSS)	(31,371)	(36,475)	2,579
Income taxes	18,210	21,683	3,652
CONSOLIDATED INCOME FOR THE YEAR	$ (13,161)	$ (14,792)	$ 6,231